Document and Entity Information	Oct. 28, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001576263
Document Type	8-K
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	Mirati Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35921
Entity Tax Identification Number	46-2693615
Entity Address, Address Line One	9393 Towne Centre Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	332-3410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false